LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:                        SEPTEMBER 1-30, 2006            PAYMENT DATE:    OCT 16 2006
DETERMINATION DATE:                       OCT 06 2006                     REPORT BANCH:    2061
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                                                                                                                         OVERCOLLAT-
INITIAL DEAL                                   TOTAL         CLASS A-1       CLASS A-2        CLASS A-3      CLASS A-4   ERALIZATION
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Class Percentages                                 100.00%          18.15%          32.44%          20.00%          29.41%      0.00%
Initial Pool Balance                       381,692,856.42   69,277,253.44  123,838,126.75   76,338,571.28  112,238,904.95       0.00
Prefunding                                  68,307,143.58   12,397,746.56   22,161,873.25   13,661,428.72   20,086,095.05       0.00
Total Balance                              450,000,000.00   81,675,000.00  146,000,000.00   90,000,000.00  132,325,000.00       0.00
Note Balance Total                         450,000,000.00   81,675,000.00  146,000,000.00   90,000,000.00  132,325,000.00
Number of Contracts                                19,753
Class Pass Through Rates                                           5.150%          5.364%          5.418%          5.500%
Servicing Fee Rate                               1.75000%
Indenture Trustee Fee                            0.00300%
Custodian Fee                                    0.02000%
Backup Servicer Fee                              0.02000%
Insurance Premium Fee                            0.17500%
Class C Certificate Rate                         5.00000%

Initial Weighted Average APR                     11.8408%
Initial Weighted Average Monthly Dealer
       Participation Fee Rate                      0.000%
Initial Weighted Average Adjusted APR (net
       of Monthly Dealer Participation) of
       Remaining Portfolio                       11.8408%
Initial Weighted Average Remaining Term             65.79
Initial Weighted Average Original Term              68.71

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CURRENT MONTH CERTIFICATE                                                                                                OVERCOLLAT-
     BALANCES                                  TOTAL        CLASS A-1       CLASS A-2        CLASS A-3       CLASS A-4   ERALIZATION
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BOP:
Prior Month Pool Balance                   393,911,418.87  25,586,418.87   146,000,000.00   90,000,000.00  132,325,000.00       0.00
Prefunding Pool Balance                              0.00           0.00             0.00            0.00            0.00       0.00
Total Pool Balance                         393,911,418.87  25,586,418.87   146,000,000.00   90,000,000.00  132,325,000.00       0.00
Total Note Balance                         387,954,258.94  19,629,258.94   146,000,000.00   90,000,000.00  132,325,000.00

EOP:
Number of Current Month Closed Contracts              502
Number of Reopened Loans                             0.00
Number of Contracts - EOP                          20,644
Pool Balance  -  EOP                       380,495,846.41  12,170,846.41   146,000,000.00   90,000,000.00  132,325,000.00       0.00
Prefunding Pool Balance                              0.00           0.00             0.00            0.00            0.00       0.00
Total Pool Balance  -  EOP                 380,495,846.41  12,170,846.41   146,000,000.00   90,000,000.00  132,325,000.00       0.00
Total Note Balance - EOP                   373,509,761.03   5,184,761.03   146,000,000.00   90,000,000.00  132,325,000.00

Class Collateral Pool Factors                  0.83002169     0.06348039       1.00000000      1.00000000      1.00000000

Weighted Average APR of Remaining
      Portfolio                                 11.88224%
Weighted Average Monthly Dealer
      Participation Fee Rate                     0.00000%
Weighted Average Adjusted APR (net of
      Monthly Dealer Participation) of
      Remaining Portfolio                       11.88224%
Weighted Average Remaining Term                     61.90
Weighted Average Original Term                      68.82

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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TOTAL DISTRIBUTION AMOUNT                                                                          CONTRACTS
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     Monthly Payments:       Principal                                                  5,711,397.48
                             Interest                                                   3,820,739.65
     Early Payoffs:          Principal Collected                                        6,822,323.98
                             Early Payoff Excess Servicing Compensation                       254.82
                             Early Payoff Principal Net of Rule of 78s Adj.             6,822,069.16             456
                             Interest                                                      82,973.22
     Liquidated Receivable:  Principal Collected                                            1,229.00
                             Liquidated Receivable Excess Servicing Compensation                0.00
                             Liquidated Receivable Principal Net of Rule of 78s Adj.        1,229.00              46
                             Interest                                                       (546.74)
     Purchase Amount:        Principal                                                    106,363.35               0
                             Interest                                                       6,699.94
                                          Total Principal                              12,641,058.99
                                          Total Interest                                3,909,866.07

                                          Total Principal and Interest                 16,550,925.06
     Recoveries                                                                           273,187.46
     Excess Servicing Compensation                                                            254.82
     Late Fees & Miscellaneous Fees                                                        57,665.95
     Collection Account Customer Cash                                                  16,882,033.29
     ADDITIONAL COLLECTION ACCOUNT CASH:
     Collection Account Investment Income                                                  57,717.40
     Prefunding Account Investment Income                                                      39.67
     Mandatory Special Redemption                                                               0.00
     Available Funds                                                                   16,939,790.36

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                                                                                       DISTRIBUTION      SHORTFALL/DRAW
 DISTRIBUTION                                                                          AMOUNT            DEFICIENCY CLAIM
-------------------------------------------------------------------------------------------------------------------------------

                                                                                       16,939,790.36
Monthly Dealer Participation Fee                                        0.00           16,939,790.36            0.00
Prior Unpaid Dealer Participation Fee                                   0.00           16,939,790.36
Servicing Fees:              Current Month Servicing Fee          574,454.15
                             Prior Period Unpaid Servicing Fee          0.00
                             Late Fees & Miscellaneous Fees        57,665.95
                             Excess Servicing Compensation            254.82
                                          Total Servicing Fees:   632,374.92           16,307,415.44            0.00
Indenture Trustee Fee                                                 969.89           16,306,445.55            0.00
Custodian Fee                                                       6,565.19           16,299,880.36            0.00
Backup Servicer Fee                                                 6,565.19           16,293,315.17            0.00
Prior Unpaid Indenture Trustee Fee                                      0.00           16,293,315.17            0.00
Prior Unpaid Custodian Fee                                              0.00           16,293,315.17            0.00
Prior Unpaid Backup Servicer Fee                                        0.00           16,293,315.17            0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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                                                                               DISTRIBUTION         SHORTFALL/DRAW
DISTRIBUTION CONTINUED                                                            AMOUNT          DEFICIENCY CLAIM
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Class A-1 Note Interest:     Current Month                      87,050.31      16,206,264.86            0.00
                             Prior Carryover Shortfall               0.00      16,206,264.86
Class A-2 Note Interest:     Current Month                     652,620.00      15,553,644.86            0.00
                             Prior Carryover Shortfall               0.00      15,553,644.86
Class A-3 Note Interest:     Current Month                     406,350.00      15,147,294.86            0.00
                             Prior Carryover Shortfall               0.00      15,147,294.86
Class A-4 Note Interest:     Current Month                     606,489.58      14,540,805.28            0.00
                             Prior Carryover Shortfall               0.00      14,540,805.28
Principal Payment Amount:    Current Month                   7,458,412.53       7,082,392.75            0.00
                             Prior Carryover Shortfall               0.00       7,082,392.75
Certificate Insurer:         Reimbursement Obligations               0.00       7,082,392.75            0.00
                             Premium                            54,470.32       7,027,922.43            0.00

Class C Interest Payment Amount

                             Current Month                      65,625.00       6,962,297.43            0.00
                             Prior Carryover Shortfall               0.00       6,962,297.43            0.00

Supplemental Enhancement Account          Reimbursement              0.00       6,962,297.43            0.00
Expenses:                    Trust Collateral Agent                  0.00       6,962,297.43            0.00
                             Indenture Trustee                       0.00       6,962,297.43            0.00
                             Backup Servicer                         0.00       6,962,297.43            0.00
                             Custodian                               0.00       6,962,297.43            0.00

Distribution to (from) the Spread Account                    6,962,297.43               0.00

Distribution (from) the Supplemental Enhancement Account             0.00               0.00

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LIQUIDATED RECEIVABLES
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                                                                                                 Cumulative Cram Down Loss

Liquidated Receivables and Cram Down Loss:                                                        Balance        Units
     BOP Liquidated Receivable Principal Balanc     775,742.47        BOP Cram Down loss Balance        0.00          0.00
     Current Month Cram Down Loss                         0.00      Current Month Cram Down Loss        0.00          0.00
     Liquidation Principal Proceeds                   1,229.00
     Principal Loss                                 774,513.47
     Prior Month Cumulative Principal Loss LTD    1,059,564.65
     Cumulative Principal Loss LTD                1,834,078.12         Cumulative Cram Down Loss        0.00          0.00

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STATISTICAL INFORMATION
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                                                                  % OF TOTAL POOL
DELINQUENCY STATUS:          # OF CONTRACTS        AMOUNT              BALANCE
     Current                       16,623      304,882,690.75          80.13%
     1-29 Days                      3,642       69,387,630.18          18.24%
     30-59 Days                       219        3,339,609.57           0.88%
     60-89 Days                        90        1,583,750.29           0.42%
     90-119 Days                       53        1,018,100.74           0.27%
     120 Days or More                  17          284,064.88           0.07%
                       Total       20,644      380,495,846.41         100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                              Trigger         Trigger     Event of Default    Event of
                             Current Month   Threshold         Event         Threshold         Default

Average Delinquency Ratio        1.14956%      4.25%            NO             6.25%             NO
Cumulative Default Rate             0.68%      3.13%            NO             3.39%             NO
Cumulative Loss Rate                0.25%      1.57%            NO             1.87%             NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                             CERTIFICATE INVENTORY                                         RECOVERY INVENTORY
                             # OF CONTRACTS      AMOUNT *                                   # OF CONTRACTS      AMOUNT *
Prior Month Inventory                  18      400,871.06            Prior Month Inventory               4     83,389.20
Repurchased                             0            0.00                      Repurchased               0          0.00
Adjusted Prior Month Inventory         18      400,871.06   Adjusted Prior Month Inventory               4     83,389.20
Current Month Repos                    23      510,258.89              Current Month Repos              29    474,702.99
Repos Actually Liquidated              17      387,203.58     Repos from Trust Liquidation               0          0.00
Repos Liquidated at 60+ or 150+         0            0.00        Repos Actually Liquidated              20    263,404.28
Dealer Payoff                           0            0.00                    Dealer Payoff               0          0.00
Redeemed / Cured                        2       18,045.33                 Redeemed / Cured               0          0.00
Purchased Repos                         0            0.00                  Purchased Repos               0          0.00
Current Month Inventory                22      505,881.04          Current Month Inventory              13    294,687.91

                   * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:
                              # OF CONTRACTS     AMOUNT
Current Month Balance                  46      775,742.47
Cumulative Balance                    105    1,817,507.27
Current Month Proceeds                             682.26
Cumulative Proceeds                           (18,975.13)
Current Month Recoveries                       273,187.46
Cumulative Recoveries                          712,618.45

                                          RECEIVABLES LIQUIDATED AT 150
                                          OR MORE DAYS DELINQUENT, 60 OR
                                          MORE DAYS PAST THE DATE AVAILABLE                     CUMULATIVE RECEIVABLES
                                          FOR SALE AND BY ELECTION:                           LIQUIDATED AT 150+ AND 60+:
                                                  Balance           Units                          Balance         Units
Prior Month                                     37,366.11               2                         3,243.37             1
Current Trust Liquidation Balance                    0.00               0                             0.00             0
Current Monthly Principal Payments               (363.52)
Cram Down Loss                                       0.00
Reopened Loan Due to NSF                             0.00               2
Current Repurchases                                  0.00
Current Recovery Sale Proceeds                       0.00
Deficiency Balance of Sold Vehicles            (3,243.37)              -3
EOP                                             33,759.22               1                         3,243.37             1

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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     SPREAD ACCOUNT RECONCILIATION
                                                                            REQUISITE AMOUNT:     5,625,000.01
Initial Deposit                                              4,771,160.71
BOP Balance                                                  5,625,000.01
Subsequent Transfer Required Deposit                                 0.00
Remaining Distribution Amount                                6,962,297.43
Investment Income                                               23,787.95
Current Month Draw                                                   0.00
EOP Balance Prior to Distribution                           12,611,085.39

Spread Account Release Amount                                6,986,085.38

EOP Balance                                                  5,625,000.01

Class A Principal Payment Amount                             6,986,085.38
Class C Supplemental Interest and Carryover Shortfall                0.00
Class R Certificateholder Distribution                               0.00

     CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                               15,750,000.00
BOP Balance                                                 15,750,000.00
Supplemental Enhancement Account Deposit                             0.00
Current Month Draw                                                   0.00
Supplemental Enhancement Account Investment Earnings            66,607.56
Supplemental Enhancement Account Investment Earnings
     Amount to Class C Certificateholder                      (66,607.56)
Class C Supplemental Enhancement Amount Before Release      15,750,000.00

Supplemental Enhancement Account Release Amount                      0.00

EOP Balance                                                 15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                 6,986,085.38

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                      28,361,085.39              7.45%

REQUIRED TOTAL ENHANCEMENT AMOUNT                           34,244,626.18              9.00%

PREFUNDING ACCOUNT RECONCILIATION

     Initial Deposit                                        68,307,143.58
     BOP Balance                                                     0.00
     Subsequent Transfer                                             0.00
     Investment Income Earned                                       39.67
     Investment Income Deposited to Note Account                  (39.67)
     Mandatory Special Redemption                                    0.00
     Remaining Prefunding Balance                                                       0.00
     Undistributed Investment Income                                                    0.00
     EOP Balance Before Release to Servicer                                             0.00
     Prefunding Account Balance Released to Servicer                 0.00
     EOP Balance                                                     0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

---------------------------------------------------    ------------------------------------------------
   CUMULATIVE LOSS:                                      CUMULATIVE GROSS DEFAULT:
---------------------------------------------------    ------------------------------------------------
      UP TO MONTH     TRIGGER EVENT  EVENT OF DEFAULT  UP TO MONTH    TRIGGER EVENT    EVENT OF DEFAULT

           3             0.79%             1.02%             3             1.57%            1.85%
           6             1.57%             1.87%             6             3.13%            3.39%
           9             1.96%             2.37%             9             3.73%            4.31%
          12             3.13%             3.39%            12             5.88%            6.15%
          15             3.56%             3.85%            15             6.77%            7.00%
          18             4.28%             4.61%            18             8.56%            8.39%
          21             4.66%             5.39%            21             8.98%            9.80%
          24             5.17%             5.85%            24             9.40%           10.63%
          27             5.50%             6.31%            27             10.00%          11.48%
          30             6.00%             6.76%            30             10.91%          12.30%
          33             6.34%             7.24%            33             11.52%          13.15%
          36             6.67%             7.54%            36             12.12%          13.71%
          39             6.83%             7.69%            39             12.43%          13.98%
          42             7.00%             8.00%            42             12.72%          14.54%
          45             7.00%             8.00%            45             12.72%          14.54%
          48             7.00%             8.00%            48             12.72%          14.54%
          51             7.00%             8.00%            51             12.72%          14.54%
          54             7.00%             8.00%            54             12.72%          14.54%
          57             7.00%             8.00%            57             12.72%          14.54%
          60             7.00%             8.00%            60             12.72%          14.54%
          63             7.00%             8.00%            63             12.72%          14.54%
          66             7.00%             8.00%            66             12.72%          14.54%
          69             7.00%             8.00%            69             12.72%          14.54%
          72             7.00%             8.00%            72             12.72%          14.54%
-------------------------------------------------------------------------------------------------------

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AVERAGE DELINQUENCY RATIO:
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      UP TO MONTH     TRIGGER EVENT  EVENT OF DEFAULT
          12               4.25%          6.25%
          24               5.25%          7.25%
          72               6.25%          8.25%
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                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of September 30, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
-----------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7